Employee Benefits (Details) - Schedule of Employee Benefits - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Employee Benefits [Abstract]
Salaries	SFr 1,225,963	SFr 1,439,578
Pension costs	86,987	132,784
Share based compensation expense	181,279	180,808
Other employee costs and social benefits	148,838	157,358
Total employee benefits	SFr 1,643,067	SFr 1,910,528